Capital Adequacy Ratios of MHFG MHBK and MHTB (Parenthetical) (Detail) - Mar. 31, 2015 - Revision Of Risk Weighted Asset Of Subsidiary - Mizuho Financial Group Inc - JPY (¥) ¥ in Billions	Total
Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
The difference between amounts restated and previously reported	¥ 1
The difference between ratios restated and previously reported	0.01%
Maximum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
The difference between amounts restated and previously reported	¥ 33
The difference between ratios restated and previously reported	0.12%